Schedule of Investments (unaudited) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.5%

New York — 125.0%

Corporate — 5.6%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$280	$310,215
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	704,840
5.00%, 07/01/28	795	856,923
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,195	4,358,811
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	2,305	2,404,161
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	2,370	2,473,616

		11,108,566

County/City/Special District/School District — 30.7%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	815	941,121
5.00%, 08/01/30	1,000	1,115,900
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,000	1,061,230
Series D, 5.38%, 06/01/32	25	25,080
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	779,389
Sub-Series G-1, 5.00%, 04/01/29	750	816,247
SubSeries A-1, Series A, 5.00%, 08/01/43	1,500	1,855,455
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	2,000	644,480
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,975	3,530,165
5.00%, 11/15/45	3,700	4,384,648
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,960	981,411
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	1,500	667,560

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
(AMBAC), 5.00%, 01/01/39	$3,000	$3,007,170
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,549
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	175,387
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	350	350,763
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	501,105
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,500	2,683,750
Future Tax Secured, 5.00%, 02/01/32	5,000	5,734,300
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	355	433,278
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,725	2,058,339
Series A-2, 5.00%, 08/01/38	1,420	1,718,129
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	945	1,153,467
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	125	132,449
5.75%, 02/15/47	75	78,788
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	1,370	1,640,082
5.00%, 02/15/42	1,225	1,462,282
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 01/15/20(c)	2,000	2,017,900
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	1,200	1,212,348
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,835	2,017,252
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	480	539,496
4 World Trade Center Project, 5.00%, 11/15/31	860	920,492

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
4 World Trade Center Project, 5.00%, 11/15/44	$7,655	$8,139,408
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,935	2,039,916
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,420	1,524,768
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	2,070	2,243,963
World Trade Center Project, 5.75%, 11/15/51	1,340	1,452,855

		60,190,922

Education — 22.7%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	380	439,111
Daemen College Project, 5.00%, 10/01/48	290	340,805
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	1,100	1,135,233
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	660	714,358
New Dawn Charter School Project, 5.75%, 02/01/49	200	210,770
New Dawn Charter Schools Project, 5.00%, 02/01/33	435	450,151
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	285,070
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	225	258,363
Carnegie Hall, 4.75%, 12/01/39	2,000	2,005,500
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	3,135	3,223,783
Series B, 4.00%, 08/01/35	470	518,706

Security	Par (000)	Value

Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	$245	$272,847
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	170	189,348
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	240	289,690
5.00%, 07/01/48	360	431,222
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	395	472,752
4.00%, 07/01/46	745	813,957
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,900	2,022,417
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	320	364,982
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	1,165	1,178,875
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	385,628
5.00%, 07/01/42	220	234,683
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	795,892
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	700	735,588
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	500	561,510
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	163,727

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, RB (continued):
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	$750	$794,280
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	221,834
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	1,440	2,068,963
New York University, Series B, 5.00%, 07/01/37	1,250	1,368,562
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	2,000	2,110,720
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	845	1,028,061
Teachers College, Series B, 5.00%, 07/01/42	1,225	1,324,935
Touro College & University System, Series A, 5.25%, 01/01/34	800	905,776
Touro College & University System, Series A, 5.50%, 01/01/39	2,000	2,247,080
University of Rochester, Series A, 5.13%, 07/01/39	110	110,325
University of Rochester, Series A, 5.75%, 07/01/39	85	85,290
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	2,000	2,182,740
Barnard College, Series A, 5.00%, 07/01/33	530	624,367
Cornell University, Series A, 5.00%, 07/01/40	800	819,024
Culinary Institute of America, 5.00%, 07/01/42	300	319,935
Fordham University, 5.00%, 07/01/44	850	965,600
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,607,810
New York University, Series A, 5.00%, 07/01/37	1,790	1,959,781
Skidmore College, Series A, 5.00%, 07/01/28	75	79,514
Skidmore College, Series A, 5.25%, 07/01/29	85	90,422
St. John’s University, Series A, 5.00%, 07/01/37	835	973,067

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	$2,355	$2,690,823
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	445	506,931
St. John’s Univerisity, Series A, 5.00%, 07/01/34	250	292,395
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	476,067
Hofstra University Project, 5.00%, 07/01/47	120	141,574

		44,490,844

Health — 12.7%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	1,600	1,739,680
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/20(c)	300	309,174
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	395	395,691
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	215,848
5.00%, 12/01/46	320	370,838
Series A, 5.00%, 12/01/32	240	264,204
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,727,995
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/42	2,800	3,025,456

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Oneida New York Local Development Corp., RB, Mohawk Valley Health System Project (AGM)(d):
3.00%, 12/01/44	$1,410	$1,373,396
4.00%, 12/01/49	960	1,052,189
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	230	262,573
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A, 5.00%, 07/01/44	110	120,247
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,327,409
Series B, 6.00%, 11/01/20(c)	435	456,202
Series B, 6.00%, 11/01/30	65	67,727
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 01/01/28	675	733,151
5.00%, 01/01/34	1,250	1,350,438
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(c)	500	516,110
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	525,985
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	470	522,711
Catholic Health Syatem Obligation, 4.00%, 07/01/39	615	682,798
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,385	1,418,725
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,058,010
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,750	1,851,517

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	$1,430	$1,628,784

		24,996,858

Housing — 4.9%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	1,140	1,270,883
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	500	558,590
Sustainable Neighborhood Bonds, 3.15%, 11/01/44	250	251,710
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	925	978,687
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,150	1,178,186
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	355	421,396
State of New York HFA, RB:
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,400	1,402,268
M/F, Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	526,037
Series H, 4.25%, 11/01/51	1,000	1,071,710
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	1,785	1,938,617

		9,598,084

State — 10.1%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series B, 4.00%, 07/15/42	1,000	1,124,950
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,360	2,664,487

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/34	$2,185	$2,292,764
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	620	738,792
Series A, 5.00%, 03/15/36	1,360	1,627,118
Series A, 5.00%, 02/15/42	1,500	1,777,080
Series B, 5.00%, 03/15/42	4,380	4,724,180
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	1,160	1,414,423
Series A, 5.25%, 03/15/39	1,030	1,289,406
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	885	992,483
5.00%, 03/15/32	1,000	1,119,200

		19,764,883

Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	150	154,996
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,015,220
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,500	1,444,965
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	130	137,851
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,470	1,574,929
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	250	271,312
5.25%, 05/15/40	110	117,928
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	720	749,405

Security	Par (000)	Value

Tobacco (continued)
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C (continued):
5.13%, 06/01/51	$870	$935,459

		6,402,065

Transportation — 26.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	535	632,745
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	540	628,711
Series D, 5.25%, 11/15/21(c)	220	238,429
Series E, 5.00%, 11/15/38	4,000	4,477,960
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Group 2, Series C (AGM), 4.00%, 11/15/46	1,000	1,124,350
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	857,715
Green Bonds, Series A-1, 5.25%, 11/15/56	750	888,337
Series D, 5.25%, 11/15/21(c)	780	845,341
Series D, 5.25%, 11/15/23(c)	910	1,059,495
Series F, 5.00%, 11/15/30	2,000	2,205,740
Series F, 5.00%, 11/15/35	500	583,630
Transportation, Series D, 5.00%, 11/15/20(c)	800	832,128
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,695	2,999,023
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,040	1,152,892
5.00%, 07/01/46	5,960	6,586,515
5.25%, 01/01/50	560	624,803
(AGM), 4.00%, 07/01/41	800	849,144
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT:
Series 6 (NPFGC), 5.75%, 12/01/22	4,930	5,117,241
Series 8, 6.00%, 12/01/42	1,000	1,041,650

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$750	$846,502
179th Series, 5.00%, 12/01/38	575	650,889
195th Series, AMT, 5.00%, 04/01/36	750	890,310
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	671,194
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	559,315
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	920	1,075,268
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	2,500	2,717,675
Series I, 5.00%, 01/01/22(c)	1,760	1,906,626
Series I, 5.00%, 01/01/22(c)	280	303,545
Series J, 5.00%, 01/01/41	2,000	2,256,340
Series K, 5.00%, 01/01/32	2,575	3,007,651
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,207,050
Series B, 5.00%, 11/15/40	350	413,165
Series B, 5.00%, 11/15/45	310	363,974
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	1,700	1,247,647
General, Series A, 5.25%, 11/15/45	590	697,705
General, Series A, 5.00%, 11/15/50	500	580,415
Series B, 5.00%, 11/15/38	515	624,767

		52,765,887

Utilities — 8.1%
City of New York Municipal Water Finance Authority, Refunding RB:
Series AA, 4.00%, 06/15/40	1,825	2,093,567
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,023,680
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,171,100
Long Island Power Authority, RB:
5.00%, 09/01/38	2,750	3,367,623
General, 5.00%, 09/01/47	490	580,219
General, 5.00%, 09/01/36	340	411,169

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, RB (continued):
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	$500	$529,180
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	2,000	2,610,900
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	250	291,385
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	930	1,130,768
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	370,433
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,265,880

		15,845,904

Total Municipal Bonds in New York		245,164,013

Puerto Rico — 5.5%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	989	1,020,035
Series A-1, 5.00%, 07/01/58	3,881	4,061,699
Series A-2, 4.33%, 07/01/40	523	529,914
Series A-2, 4.78%, 07/01/58	1,082	1,113,627

		6,725,275

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	985	1,000,386

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,545	1,619,036
5.13%, 07/01/37	445	467,317

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$1,020	$1,030,526

		3,116,879

Total Municipal Bonds in Puerto Rico		10,842,540

Total Municipal Bonds — 130.5% (Cost — $237,042,893)		256,006,553

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 36.4%

New York — 36.4%

County/City/Special District/School District — 8.5%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	4,370	4,756,002
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,709,385
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	2,850	3,481,645
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	825	881,018
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,716,983
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(c)	774	817,281
5.75%, 02/15/47	476	502,767
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,818,174

		16,683,255

Education — 2.0%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	3,961,685

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	2,830	3,056,655

State — 3.3%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	878,010
4.00%, 10/15/32	1,000	1,116,860

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	$1,500	$1,569,105
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	1,000	1,218,210
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,676,332

		6,458,517

Transportation — 10.8%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,027,198
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,602,885
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,321,059
Series194th, 5.25%, 10/15/55	1,455	1,730,272
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(f)	5,023	5,529,813
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,180	1,259,744
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	1,500	1,774,440

		21,245,411

Utilities — 10.2%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	5,310	5,633,273
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,757,067
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	6,868	7,780,950
Restructuring, Series A, 5.00%, 12/15/35	2,000	2,405,980

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued):
Restructuring, Series B, 4.00%, 12/15/35	$370	$416,213

		19,993,483

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.4% (Cost — $67,183,803)		71,399,006

Total Long-Term Investments — 166.9% (Cost — $304,226,696)		327,405,559

Shares		Value

Short-Term Securities — 0.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.98%(g)(h)	479,066	$479,066

Total Short-Term Securities — 0.2% (Cost — $479,066)		479,066

Total Investments — 167.1% (Cost — $304,705,762)		327,884,625

Other Assets Less Liabilities — 1.0%		1,780,863

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(38,967,479)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.2)%		(94,495,805)

Net Assets Applicable to Common Shares — 100.0%		$196,202,204

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between 08/15/2020 to 07/01/2027, is $5,613,425.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	4,949,042	(4,469,976)	479,066	$479,066	$3,181	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviations (continued)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	16	12/19/19	$2,085	$3,108
Long U.S. Treasury Bond	33	12/19/19	5,325	28,195
5-Year U.S. Treasury Note	17	12/31/19	2,026	4,783

				$36,086

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$327,405,559	$—	$327,405,559
Short-Term Securities	479,066	—	—	479,066

Total	$479,066	$327,405,559	$—	$327,884,625

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$36,086	$—	$—	$36,086

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(38,865,798)	$—	$(38,865,798)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(133,365,798)	$—	$(133,365,798)

10